Goodwill and other intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangibles

Note 7—Goodwill and other intangibles

There were no additions to goodwill during the six months ended June 30, 2023 or the year ended December 31, 2022. No impairment of goodwill was identified for the three or six months ended June 30, 2023 or the year ended December 31, 2022.

Intangible assets consisted of the following (in thousands, except years):

Schedule of intangible assets and goodwill
	June 30, 2023
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(728)	$-
Customer and hauler relationships	2 to 8	20,976	(13,421)	7,555
Non-competition agreements	3 to 4	550	(550)	-
Technology	3	3,178	(2,298)	880
Total finite-lived intangible assets		25,432	(16,997)	8,435
Domain Name	Indefinite	835	-	835
Total intangible assets		$26,267	$(16,997)	$9,270

	December 31, 2022
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(728)	$-
Customer and hauler relationships	2 to 8	20,976	(12,141)	8,835
Non-competition agreements	3 to 4	550	(550)	-
Technology	3	3,178	(1,967)	1,211
Total finite-lived intangible assets		25,432	(15,386)	10,046
Domain Name	Indefinite	835	-	835
Total intangible assets		$26,267	$(15,386)	$10,881

Amortization expense for these intangible assets was $0.8 million and $0.8 million for the three months ended June 30, 2023 and 2022, respectively. Amortization expense for these intangible assets was $1.6 million and $1.7 million for the six months ended June 30, 2023 and 2022, respectively. Future amortization expense for the remainder of 2023 and subsequent years is as follows (in thousands):

Schedule of finite- lived intangible assets, future amortization expense
Fiscal Years Ending December 31,
2023	$1,609
2024	3,110
2025	2,559
2026	1,157
Total future amortization of intangible assets	$8,435

Note 7—Goodwill and other intangibles

The Company holds certain intangible assets recorded in accordance with the accounting policies disclosed in Note 1. Intangible assets consisted of the following (in thousands):

Schedule of Intangible Assets and Goodwill
	December 31, 2022
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(728)	$-
Customer and hauler relationships	2 to 8	20,976	(12,141)	8,835
Non-competition agreements	3 to 4	550	(550)	-
Technology	3	3,178	(1,967)	1,211
Total finite-lived intangible assets		25,432	(15,386)	10,046
Domain Name	Indefinite	835	-	835
Total intangible assets		$26,267	$(15,386)	$10,881

	December 31, 2021
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(728)	$-
Customer and hauler relationships	2 to 8	20,976	(9,582)	11,394
Non-competition agreements	3 to 4	550	(487)	63
Technology	3	3,178	(1,307)	1,871
Total finite-lived intangible assets		25,432	(12,104)	13,328
Domain Name	Indefinite	835	-	835
Total intangible assets		$26,267	$(12,104)	$14,163

Amortization of these intangible assets for the years ended December 31, 2022 and 2021 was $3.3 million and $3.0 million, respectively, and future amortization expense is as follows (in thousands):

Schedule of Finite- Lived Intangible Assets, Future Amortization Expense
Fiscal Years Ending December 31,
2023	$3,220
2024	3,110
2025	2,559
2026	1,157
Future amortization of intangible assets	$10,046

Goodwill represents the excess of the purchase price in a business combination over the fair value of net assets acquired. Goodwill amounts are not amortized but are tested for impairment at least annually. The carrying amounts of goodwill were as follows (in thousands):

Schedule of goodwill
Balance at January 1, 2021	$32,132
Balance at December 31, 2021	$32,132
Balance at December 31, 2022	$32,132